Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of Public and Private Warrants	$ 7,200,000
Significant Other Unobservable Inputs (Level 3)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at December 31, 2020		$ 24,764,148
Issuance of Public and Private Warrants			$ 7,178,499
Change in fair value of derivative warrant liabilities			17,585,649
Derivative warrant liabilities at March 31, 2021			24,764,148
Significant Other Unobservable Inputs (Level 3) | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at December 31, 2020		12,976,648
Change in fair value of derivative warrant liabilities		(5,747,982)
Derivative warrant liabilities at March 31, 2021		$ 7,228,756	$ 12,976,648